SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF COUNTRY STYLE COOKING RESTAURANT CHAIN CO., LTD. (Details 4) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Ordinary Shares CNY	Dec. 31, 2013 Ordinary Shares CNY	Dec. 31, 2012 Ordinary Shares CNY	Dec. 31, 2014 Additional Paid in Capital CNY	Dec. 31, 2013 Additional Paid in Capital CNY	Dec. 31, 2012 Additional Paid in Capital CNY	Dec. 31, 2014 Retained Earnings CNY	Dec. 31, 2013 Retained Earnings CNY	Dec. 31, 2012 Retained Earnings CNY	Dec. 31, 2014 Accumulated Other Comprehensive Loss CNY	Dec. 31, 2013 Accumulated Other Comprehensive Loss CNY	Dec. 31, 2012 Accumulated Other Comprehensive Loss CNY	Dec. 31, 2014 PARENT COMPANY CNY	Dec. 31, 2013 PARENT COMPANY CNY	Dec. 31, 2012 PARENT COMPANY CNY	Dec. 31, 2014 PARENT COMPANY Ordinary Shares CNY	Dec. 31, 2013 PARENT COMPANY Ordinary Shares CNY	Dec. 31, 2012 PARENT COMPANY Ordinary Shares CNY	Dec. 31, 2014 PARENT COMPANY Additional Paid in Capital CNY	Dec. 31, 2013 PARENT COMPANY Additional Paid in Capital CNY	Dec. 31, 2012 PARENT COMPANY Additional Paid in Capital CNY	Dec. 31, 2014 PARENT COMPANY Retained Earnings CNY	Dec. 31, 2013 PARENT COMPANY Retained Earnings CNY	Dec. 31, 2012 PARENT COMPANY Retained Earnings CNY	Dec. 31, 2014 PARENT COMPANY Accumulated Other Comprehensive Loss CNY	Dec. 31, 2013 PARENT COMPANY Accumulated Other Comprehensive Loss CNY	Dec. 31, 2012 PARENT COMPANY Accumulated Other Comprehensive Loss CNY
Increase (Decrease) in Shareholders' Equity
Balance		932,457	870,128	777,904	756	745	741	743,219	719,641	702,995	197,618	158,068	82,432	(9,136)	(8,326)	(8,264)	932,457	871,295	779,078	756	745	741	743,219	719,641	702,995	197,618	158,068	82,432	(9,136)	(7,159)	(7,090)
Balance (in shares)	106,296,674	106,296,674			106,296,674	104,404,831	103,844,239										106,296,674			106,296,674	104,404,831	103,844,239
Net income	6,117	37,954	39,550	75,636							37,954	39,550	75,636				37,954	39,550	75,636							37,954	39,550	75,636
Issuance of ordinary shares upon exercise of options and vesting of restricted shares		2,940	7,695	950	7	11	4	2,933	7,684	946							2,940	7,695	950	7	11	4	2,933	7,684	946
Issuance of ordinary shares upon exercise of options and vesting of restricted shares (in shares)					1,055,742	1,891,843	560,592													1,055,742	1,891,843	560,592
Share-based compensation		20,685	15,894	15,700				20,685	15,894	15,700							20,685	15,894	15,700				20,685	15,894	15,700
Foreign currency translation adjustments	20	127	(810)	(62)										127	(810)	(62)	127	(1,977)	(69)										127	(1,977)	(69)
Balance	$ 160,229	994,163	932,457	870,128	763	756	745	766,837	743,219	719,641	235,572	197,618	158,068	(9,009)	(9,136)	(8,326)	994,163	932,457	871,295	763	756	745	766,837	743,219	719,641	235,572	197,618	158,068	(9,009)	(9,136)	(7,159)
Balance (in shares)	107,352,416	107,352,416	106,296,674		107,352,416	106,296,674	104,404,831										107,352,416	106,296,674		107,352,416	106,296,674	104,404,831